Note 6 - Investments in Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2015	2016	2017

Accounts receivable	–	¥1,184,804	¥1,164,732
Accounts payable	–	3,041,505	3,970,794
Lease obligations	–	1,750,054	2,771,532
Revenues	2,898,040	3,129,622	3,440,263
Costs	16,706,036	24,268,440	31,991,750
Interest expenses	24,402	30,370	48,234

Equity Method Investments [Table Text Block]
	Thousands of Yen
	2016		2017

Multifeed	34.00%	¥1,518,610	34.00%	¥1,642,171
i-revo	30.00	725,529	30.00	751,784
Trinity	33.75	133,325	33.75	183,403
Appiaries	49.00	16,396	49.00	16,409
e-CORPORATION	35.21	29,095	–	–
BIZNET	40.00	246,193	40.00	182,514
KIS	36.10	53,576	39.30	55,627
Leap Solutions	40.00	256,928	40.00	227,430
JOCDN	–	–	50.00	90,837

Total		¥2,979,652		¥3,150,175

Equity Method Investee [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2015	2016	2017

Accounts receivable	–	¥124,923	¥150,755
Accounts payable	–	46,658	50,733
Revenues	¥956,887	666,554	683,332
Costs and expenses	460,463	502,340	527,431